Related Parties Transactions (Details) - Schedule of accounts receivable- related party - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) - Schedule of accounts receivable- related party [Line Items]
Accounts receivable- related party
Global Deep Ocean [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable- related party [Line Items]
Accounts receivable- related party	$ 5,660,857